Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials	$ 1,071.9	$ 499.2
Work in process	631.1	439.7
Spare parts	576.0	224.6
Finished goods	137.4	106.0
Held by third parties	61.4	50.7
Advances to suppliers	47.8	29.6
Inventory in transit	71.8	21.0
Consumption materials	52.1	24.2
Used aircraft	34.7	5.9
Loss on adjustment to market value	(4.4)	(0.9)
Loss due to obsolescence	(210.3)	(95.6)	$ (170.7)	$ (153.2)
Total	$ 2,469.5	$ 1,304.4